Subsequent Events (Details) - USD ($)		1 Months Ended
	Jun. 09, 2021	Aug. 20, 2021	Jul. 20, 2021	Jun. 30, 2021
Subsequent Events (Details) [Line Items]
Granted issuance of option	1,235,074
Option granted to director	46,755
Option price per share	$ 9.5
Vesting percentage	25.00%
Over vesting year	10 years
Total share-based compensation	$ 6,730,000
Estimated total share-based compensation amortized, trem	4 years
Exercise of ordinary shares		325,000
Ordinary shares, per share				$ 9.5
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Converted ordinary shares			342,105
Principal amount			$ 3,250,000
Ordinary shares, per share			$ 9.5
IPO [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Option price per share			$ 9.5
Consummated ordinary shares			2,300,000
Gross proceeds			$ 21,850,000
Net proceeds		$ 2,850,000	$ 19,820,000